INCOME TAXES - Roll Forward of Deferred Tax Asset (Liabilities) Presented in Consolidated Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	$ 25,840	$ 16,916
Recognised in profit or loss	5,106	3,939
Recognised in other comprehensive income		(698)
Recognised directly in equity	12,416	9,864
Acquisitions/disposals	(4,756)	(3,726)
Additions from business combinations	(10,797)	(455)
Closing Balance	27,809	25,840
Foreign exchange loss, deferred tax asset	421	905
Deferred tax liability (asset)	(25,840)	(25,840)
Recognised in profit or loss	5,106	3,939
Recognised directly in equity	12,416	9,864
Acquisitions/disposals	(4,756)	(3,726)
Additions from business combinations	(10,797)	(455)
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	11,587	4,731
Recognised in profit or loss	(76)	718
Recognised in other comprehensive income		0
Recognised directly in equity	12,416	9,864
Acquisitions/disposals	(4,461)	(3,726)
Additions from business combinations	0	0
Closing Balance	19,466	11,587
Deferred tax liability (asset)	(11,587)	(11,587)
Recognised in profit or loss	(76)	718
Recognised directly in equity	12,416	9,864
Acquisitions/disposals	(4,461)	(3,726)
Additions from business combinations	0	0
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	6,533	6,624
Recognised in profit or loss	3,829	(275)
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	8	184
Closing Balance	10,370	6,533
Deferred tax liability (asset)	(6,533)	(6,533)
Recognised in profit or loss	3,829	(275)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	8	184
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	3,553	2,207
Recognised in profit or loss	6,694	1,346
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Closing Balance	10,247	3,553
Deferred tax liability (asset)	(3,553)	(3,553)
Recognised in profit or loss	6,694	1,346
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Property, equipment and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,163	716
Recognised in profit or loss	(7,065)	447
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	(12,373)	0
Closing Balance	(18,275)	1,163
Deferred tax liability (asset)	(1,163)	(1,163)
Recognised in profit or loss	(7,065)	447
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	(12,373)	0
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(1,752)	(1,005)
Recognised in profit or loss	(1,047)	(747)
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Closing Balance	(2,799)	(1,752)
Deferred tax liability (asset)	2,799	1,005
Recognised in profit or loss	(1,047)	(747)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	0
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	928	967
Recognised in profit or loss	(224)	(39)
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	23	0
Closing Balance	727	928
Deferred tax liability (asset)	(928)	(928)
Recognised in profit or loss	(224)	(39)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	23	0
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	714	546
Recognised in profit or loss	215	168
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	63	0
Closing Balance	992	714
Deferred tax liability (asset)	(992)	(546)
Recognised in profit or loss	215	168
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	63	0
Inflation adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,186	0
Recognised in profit or loss	1,408	1,186
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	486	0
Closing Balance	3,080	1,186
Deferred tax liability (asset)	(3,080)	0
Recognised in profit or loss	1,408	1,186
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	486	0
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(1,028)	0
Recognised in profit or loss	(94)	(389)
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	(639)
Closing Balance	(1,122)	(1,028)
Deferred tax liability (asset)	1,122	0
Recognised in profit or loss	(94)	(389)
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	0	(639)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	917	269
Recognised in profit or loss	247	648
Recognised in other comprehensive income		0
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	996	0
Closing Balance	2,160	917
Deferred tax liability (asset)	(2,160)	(269)
Recognised in profit or loss	247	648
Recognised directly in equity	0	0
Acquisitions/disposals	0	0
Additions from business combinations	996	0
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	23,801	15,055
Recognised in profit or loss	3,887	3,063
Recognised in other comprehensive income		0
Recognised directly in equity	12,416	9,864
Acquisitions/disposals	(4,461)	(3,726)
Additions from business combinations	(10,797)	(455)
Closing Balance	24,846	23,801
Deferred tax liability (asset)	(24,846)	(15,055)
Recognised in profit or loss	3,887	3,063
Recognised directly in equity	12,416	9,864
Acquisitions/disposals	(4,461)	(3,726)
Additions from business combinations	(10,797)	(455)
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,039	1,861
Recognised in profit or loss	1,219	876
Recognised in other comprehensive income		(698)
Recognised directly in equity	0	0
Acquisitions/disposals	(295)	0
Additions from business combinations	0	0
Closing Balance	2,963	2,039
Deferred tax liability (asset)	(2,963)	(1,861)
Recognised in profit or loss	1,219	876
Recognised directly in equity	0	0
Acquisitions/disposals	(295)	0
Additions from business combinations	$ 0	$ 0